UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.69%

ASSET-BACKED SECURITIES 2.06%

Automobiles 0.16%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,629,861
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,132,800
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,494,806
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	1,664	1,662,892
Total					21,920,359

Other 1.90%

ALM XIX Ltd. 2016-19A C†	6.689%(3 Mo. LIBOR + 4.35	%)#	7/15/2028	4,038	4,070,019
AMMC CLO XII Ltd. 2013-12A DR†	5.041%(3 Mo. LIBOR + 2.47	%)#	11/10/2030	3,859	3,855,707
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.339%(3 Mo. LIBOR + 4.00	%)#	1/15/2029	9,600	9,641,026
Apidos CLO XII 2013-12A AR†	3.419%(3 Mo. LIBOR + 1.08	%)#	4/15/2031	2,600	2,597,738
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,671,218
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	24,171,596
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	4,553	4,499,884
Galaxy XXI CLO Ltd. 2015-21A AR†	3.368%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	5,311	5,287,183
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.725%(3 Mo. LIBOR + 1.39	%)#	7/25/2027	24,369	24,457,452
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	38,282	38,346,697
Jamestown CLO VII Ltd. 2015-7A BR†	3.985%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	12,548	12,342,983
Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	13,725	13,740,512
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60	%)#	4/15/2026	26,885	26,855,054
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	9,660	9,426,604
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	5,069	4,900,821
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	18,039	18,042,294
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,549	22,361,694
Sound Point CLO XI Ltd. 2016-1A D†	6.998%(3 Mo. LIBOR + 4.65	%)#	7/20/2028	13,000	13,042,449
Voya CLO Ltd. 2016-2A C†	6.592%(3 Mo. LIBOR + 4.25	%)#	7/19/2028	5,250	5,260,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

West CLO Ltd. 2014-2A BR†	4.089%(3 Mo. LIBOR + 1.75	%)#	1/16/2027		$4,541	$4,548,745
Westcott Park CLO Ltd. 2016-1A D†	6.698%(3 Mo. LIBOR + 4.35	%)#	7/20/2028		8,150	8,278,758
Total						259,398,663
Total Asset-Backed Securities (cost $280,828,906)						281,319,022

				Shares (000)
COMMON STOCKS 15.68%

Aerospace/Defense 0.49%

Boeing Co. (The)					36	13,427,077
HEICO Corp.					459	42,532,532
Teledyne Technologies, Inc.*					43	10,688,398
Total						66,648,007

Air Transportation 0.10%

Alaska Air Group, Inc.					199	13,689,368

Auto Parts & Equipment 0.12%

Chassix Holdings, Inc.					607	16,087,011

Banking 0.70%

American Express Co.					250	26,636,770
Glacier Bancorp, Inc.					298	12,823,584
SVB Financial Group*					108	33,430,388
TCF Financial Corp.					946	22,522,307
Total						95,413,049

Beverages 0.20%

Brown-Forman Corp. Class B					140	7,054,505
Remy Cointreau SA(a)				EUR	51	6,641,418
Treasury Wine Estates Ltd.(a)				AUD	1,034	13,068,690
Total						26,764,613

Building Materials 0.20%

Simpson Manufacturing Co., Inc.					372	26,934,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Shares (000)		Fair Value
Chemicals 0.25%

CF Industries Holdings, Inc.		386	$21,013,350
Ecolab, Inc.		86	13,495,152
Total			34,508,502

Discount Stores 0.27%

Amazon.com, Inc.*		8	15,651,442
Target Corp.		245	21,641,530
Total			37,292,972

Diversified Capital Goods 0.85%

Acuity Brands, Inc.		198	31,070,580
Dover Corp.		383	33,933,549
Fortive Corp.		187	15,773,691
Ingersoll-Rand plc		136	13,902,570
Textron, Inc.		287	20,504,743
Total			115,185,133

Electric: Generation 0.10%

Vistra Energy Corp.*		569	14,166,672

Electric: Integrated 0.10%

Eneva SA*(a)	BRL	33	93,111
OGE Energy Corp.		357	12,974,993
Total			13,068,104

Electronics 0.13%

Zebra Technologies Corp. Class A*		98	17,265,151

Energy: Exploration & Production 0.19%

Chaparral Energy, Inc. Class A*		432	7,618,254
Chaparral Energy, Inc. Class B*		109	1,903,370
MEG Energy Corp.*(a)	CAD	2,513	15,619,996
Templar Energy LLC Class A Units		417	416,822
Total			25,558,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Shares (000)		Fair Value
Environmental 0.30%

Clean Harbors, Inc.*		203	$14,530,883
Republic Services, Inc.		180	13,113,895
Tetra Tech, Inc.		192	13,090,719
Total			40,735,497

Food: Wholesale 0.44%

Campbell Soup Co.		336	12,308,925
Lamb Weston Holdings, Inc.		204	13,601,718
McCormick & Co., Inc.		261	34,373,048
Total			60,283,691

Gas Distribution 0.30%

Dommo Energia SA*(a)	BRL	3,526	1,053,909
ONE Gas, Inc.		166	13,625,568
ONEOK, Inc.		393	26,621,675
Total			41,301,152

Health Services 0.72%

Bio-Techne Corp.		187	38,258,379
HealthEquity, Inc.*		148	13,978,250
Illumina, Inc.*		79	29,164,385
PRA Health Sciences, Inc.*		146	16,084,324
Total			97,485,338

Insurance 0.10%

Arthur J Gallagher & Co.		181	13,466,196

Insurance Brokerage 0.10%

Aon plc (United Kingdom)(b)		88	13,455,750

Integrated Energy 0.15%

ConocoPhillips		267	20,689,020

Investments & Miscellaneous Financial Services 0.10%

FactSet Research Systems, Inc.		58	12,958,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Shares (000)		Fair Value
Machinery 0.82%

Chart Industries, Inc.*		264	$20,674,812
Gates Industrial Corp. plc*		767	14,962,350
Proto Labs, Inc.*		230	37,121,625
Roper Technologies, Inc.		133	39,341,427
Total			112,100,214

Media: Content 0.44%

AMC Networks, Inc. Class A*		219	14,508,094
Discovery, Inc. Class A*		451	14,440,384
ION Media Networks, Inc.		4	2,287,490	(c)
Netflix, Inc.*		78	29,029,869
Total			60,265,837

Medical Products 0.79%

Align Technology, Inc.*		96	37,427,626
IDEXX Laboratories, Inc.*		84	21,024,867
Intuitive Surgical, Inc.*		64	36,589,056
Straumann Holding AG(a)	CHF	18	13,159,772
Total			108,201,321

Oil Field Equipment & Services 0.11%

Oceaneering International, Inc.		541	14,932,400

Packaging 0.22%

AptarGroup, Inc.		274	29,477,664

Personal & Household Products 0.11%

LVMH Moet Hennessy Louis Vuitton SE(a)	EUR	38	13,539,719
Remington Outdoor Co., Inc.*		164	1,350,921	(d)
Total			14,890,640

Pharmaceuticals 0.96%

Amgen, Inc.		99	20,478,594
Biogen, Inc.*		59	20,853,769
Canopy Growth Corp.*(a)	CAD	523	25,406,402
Eli Lilly & Co.		191	20,481,616
Loxo Oncology, Inc.*		257	43,830,195
Total			131,050,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Shares (000)		Fair Value
Printing & Publishing 0.09%

S&P Global, Inc.		64	$12,553,026

Rail 0.15%

Genesee & Wyoming, Inc. Class A*		224	20,380,122

Real Estate Development & Management 0.15%

CoStar Group, Inc.*		49	20,449,036

Real Estate Investment Trusts 0.15%

Americold Realty Trust		807	20,198,646

Recreation & Travel 0.16%

Vail Resorts, Inc.		79	21,730,497

Restaurants 0.81%

Darden Restaurants, Inc.		132	14,643,723
Domino’s Pizza, Inc.		101	29,787,182
Shake Shack, Inc. Class A*		711	44,773,016
Texas Roadhouse, Inc.		305	21,126,174
Total			110,330,095

Software/Services 1.96%

Aspen Technology, Inc.*		178	20,323,708
Dassault Systemes SE(a)	EUR	99	14,806,514
DocuSign, Inc.*		260	13,663,626
Fair Isaac Corp.*		87	19,848,425
Intuit, Inc.		60	13,678,337
Mastercard, Inc. Class A		94	20,920,443
MSCI, Inc.		77	13,724,438
RingCentral, Inc.*		223	20,795,465
ServiceNow, Inc.*		106	20,639,747
Spotify Technology SA (Sweden)*(b)		173	31,204,748
Trade Desk, Inc. (The) Class A*		190	28,695,084
Twilio, Inc. Class A*		161	13,862,694
Veeva Systems, Inc. Class A*		195	21,198,187
WEX, Inc.*		71	14,267,411
Total			267,628,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Shares (000)		Fair Value
Specialty Retail 2.06%

adidas AG(a)	EUR	54	$13,257,266
Canada Goose Holdings, Inc. (Canada)*(b)		321	20,722,181
Columbia Sportswear Co.		364	33,893,860
Five Below, Inc.*		363	47,164,438
Lululemon Athletica, Inc. (Canada)*(b)		294	47,802,771
Moncler SpA(a)	EUR	628	27,068,700
NIKE, Inc. Class B		167	14,139,260
Ollie’s Bargain Outlet Holdings, Inc.*		193	18,557,294
PRADA SpA(a)	HKD	3,360	16,093,468
SiteOne Landscape Supply, Inc.*		171	12,881,332
Ulta Salon, Cosmetics & Fragrance, Inc.*		54	15,208,525
W.W. Grainger, Inc.		40	14,185,960
Total			280,975,055

Support: Services 0.46%

Bright Horizons Family Solutions, Inc.*		140	16,530,124
Cintas Corp.		92	18,113,660
TripAdvisor, Inc.*		267	13,635,690
Verisk Analytics, Inc.*		115	13,807,194
Total			62,086,668

Technology Hardware & Equipment 0.10%

NVIDIA Corp.		50	13,946,461

Telecommunications: Wireless 0.14%

American Tower Corp.		135	19,542,850

Telecommunications: Wireline Integrated & Services 0.09%

CenturyLink, Inc.		592	12,539,800
Total Common Stocks (cost $1,913,460,993)			2,136,236,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.38%

Automakers 0.10%

Tesla, Inc.	1.25%	3/1/2021	$13,665	$13,101,319

Software/Services 0.11%

RealPage, Inc.	1.50%	11/15/2022	9,465	15,510,901

Support: Services 0.11%

Square, Inc.	0.375%	3/1/2022	3,524	15,253,786

Telecommunications: Satellite 0.06%

Intelsat SA (Luxembourg)†(b)	4.50%	6/15/2025	4,506	8,360,883

Total Convertible Bonds (cost $42,198,289)				52,226,889

FLOATING RATE LOANS(e) 6.42%

Building Materials 0.15%

Forterra Finance, LLC Replacement Term Loan	5.242%(1 Mo. LIBOR + 3.00%)	10/25/2023	21,133	20,294,251

Cable & Satellite Television 0.22%

Altice France S.A. Incremental Term Loan (France)(b)	6.158%(1 Mo. LIBOR +4.00%)	8/14/2026	29,637	29,467,624

Commercial Services 0.10%

Grizzly Acquisitions Inc. Term Loan B	— (f)	9/26/2025	13,734	13,807,345	(g)

Consumer/Commercial/Lease Financing 0.10%

Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.386%(3 Mo. LIBOR + 3.00%)	6/15/2025	13,160	13,257,599

Department Stores 0.30%

Belk, Inc. 1st Lien Closing Date Term Loan	6.883%(1 Mo. LIBOR + 4.75%)	12/12/2022	15,628	13,718,493
Neiman Marcus Group LTD LLC Other Term Loan	5.37%(1 Mo. LIBOR + 3.25%)	10/25/2020	29,515	27,482,920
Total				41,201,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.19%

Graftech International Ltd. Initial Term Loan	5.742%(1 Mo. LIBOR + 3.50%)	2/12/2025	$26,230	$26,443,093	(g)

Electric: Generation 0.37%

Frontera Generation Holdings LLC Initial Term Loan	6.354%(1 Mo. LIBOR + 4.25%)	5/2/2025	13,026	13,132,192
Lightstone Holdco LLC Refinancing Term Loan B	5.992%(1 Mo. LIBOR + 3.75%)	1/30/2024	23,196	23,069,307
Lightstone Holdco LLC Refinancing Term Loan C	5.992%(1 Mo. LIBOR + 3.75%)	1/30/2024	1,246	1,239,036
Moxie Patriot LLC Construction Advances Term Loan B1	8.136%(3 Mo. LIBOR + 5.75%)	12/19/2020	1,555	1,544,747
Moxie Patriot LLC Construction Advances Term Loan B2	8.136%(3 Mo. LIBOR + 5.75%)	12/19/2020	10,966	10,895,212
Total				49,880,494

Electronics 0.12%

EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	5.886%(3 Mo. LIBOR + 3.50%)	12/2/2024	15,881	16,015,241

Energy: Exploration & Production 0.10%

California Resources Corp. Initial Term Loan	6.962%(1 Mo. LIBOR + 4.75%)	12/31/2022	13,320	13,580,806

Food: Wholesale 0.08%

H-Food Holdings, LLC Initial Term Loan	5.242%(1 Mo. LIBOR + 3.00%)	5/23/2025	11,230	11,207,788

Gaming 0.16%

Cowlitz Tribal Gaming Authority Term Loan B	12.715%(1 Mo. LIBOR + 10.50%)	12/6/2021	20,155	21,515,676	(g)

Hotels 0.10%

Wyndham Hotels & Resorts, Inc. Term Loan B	3.992%(1 Mo. LIBOR + 1.75%)	5/30/2025	13,083	13,134,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.13%

Hub International Limited Initial Term Loan	5.335%(3 Mo. LIBOR + 3.00%)	4/25/2025	$18,209	$18,268,361

Investments & Miscellaneous Financial Services 0.27%

Edelman Financial Center, LLC 1st Lien Initial Term Loan	5.592%(3 Mo. LIBOR + 3.25%)	7/21/2025	13,260	13,395,385
Vertafore, Inc. 1st Lien Initial Term Loan	5.492%(1 Mo. LIBOR + 3.25%)	7/2/2025	19,457	19,563,238
VFH Parent LLC Term Loan B2	5.089%(3 Mo. LIBOR + 2.75%)	12/30/2021	3,742	3,774,562
Total				36,733,185

Media: Diversified 0.10%

UFC Holdings, LLC 2nd Lien Term Loan	9.742%(1 Mo. LIBOR + 7.50%)	8/18/2024	13,069	13,244,647

Oil Field Equipment & Services 0.23%

Apergy Corp. Initial Term Loan	4.75%(2 Mo. LIBOR + 2.50%)	5/9/2025	30,845	31,057,278

Personal & Household Products 0.55%
Anastasia Parent, LLC Closing Date Term Loan	5.883%(3 Mo. LIBOR + 3.75%)	8/11/2025	13,396	13,326,207
Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.886%(3 Mo. LIBOR + 3.50%)	10/15/2020	20,709	16,497,931
Energizer Holdings, Inc. Bridge Term Loan	— (f)	5/18/2019	10,441	10,441,000
FGI Operating Company, LLC Exit Term Loan	12.314%(3 Mo. LIBOR + 10.00%)	5/15/2022	998	997,590	(g)
Gibson Brands, Inc. Term Loan	11.12% (1 Mo. LIBOR + 9.00%)- 11.2421%	5/1/2019	8,231	8,334,109	(g)
Revlon Consumer Products Corp. Initial Term Loan B	5.813% (1 Mo. LIBOR + 3.50%)- 5.886%	9/7/2023	16,529	12,659,356
TGP Holdings III LLC 1st Lien Refinancing Term Loan	— (f)	9/25/2024	13,506	13,235,601
Total				75,491,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 0.39%

Alterra Mountain Company Term Loan B	— (f)	7/31/2024		$1,326	$1,330,324
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.242%(1 Mo. LIBOR + 3.00%)	7/31/2024		26,229	26,307,521
Kingpin Intermediate Holdings LLC 1st Lien Refinancing Term Loan	5.75%(1 Mo. LIBOR + 3.50%)	7/3/2024		12,778	12,881,558
Silk Bidco AS Facility Term Loan B(a)	4.00%(6 Mo. Euribor + 4.00%)	2/24/2025	EUR	10,916	12,769,082
Total					53,288,485

Restaurants 0.32%

CEC Entertainment, Inc. Term Loan B	5.492%(1 Mo. LIBOR + 3.25%)	2/12/2021		$14,289	13,869,181
IRB Holding Corp. Term Loan B	5.46%(1 Mo. LIBOR + 3.25%)	2/5/2025		13,266	13,299,567
Panera Bread Company Term Loan	3.938%(1 Mo. LIBOR + 1.75%)	7/18/2022		17,563	17,160,283
Total					44,329,031

Software/Services 0.67%

Marketo, Inc. Term Loan	5.593%(3 Mo. LIBOR + 3.25%)	2/7/2025		25,854	25,918,838
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.348%(3 Mo. LIBOR + 3.00%)	11/3/2023		13,435	13,281,749
SS&C Technologies Holdings, Inc. Term Loan B3	4.492%(1 Mo. LIBOR + 2.25%)	4/16/2025		38,021	38,104,043
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(b)	4.492%(1 Mo. LIBOR + 2.25%)	4/16/2025		14,759	14,790,874
Total					92,095,504

Specialty Retail 0.95%

Academy, LTD. Initial Term Loan	6.104%(3 Mo. LIBOR + 4.00%)	7/1/2022		16,023	12,504,003
Ascena Retail Group, Inc. Tranche B Term Loan	— (f)	8/21/2022		10,378	10,069,006
Bass Pro Group, LLC Initial Term Loan	7.242%(1 Mo. LIBOR + 5.00%)	9/25/2024		8,138	8,229,954
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.148%(1 Mo. LIBOR + 3.00%)	2/3/2024		17,748	17,880,048
Boardriders, Inc. Initial Term Loan	8.742%(1 Mo. LIBOR + 6.50%)	3/21/2024		15,643	15,848,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

EG Group Limited Additional Facility B Term Loan (United Kingdom)(b)	6.386%(3 Mo. LIBOR + 4.00%)	2/7/2025	$7,936	$7,961,951
EG Group Limited Additional Facility Term Loan (United Kingdom)(b)	6.386%(3 Mo. LIBOR +4.00%)	2/7/2025	9,957	9,989,913
J. Crew Group, Inc. Amended Term Loan	5.45% (3 Mo. LIBOR + 3.22%)- 5.606%	3/5/2021	16,921	15,448,084
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.415%(1 Mo. LIBOR + 3.25%)	3/20/2025	22,609	22,566,523
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	1.00% (1 Mo. LIBOR + 3.25%)- 5.415%	3/20/2025	3,636	3,629,239
Men’s Wearhouse, Inc. (The) Tranche B2 Term Loan	5.604%(1 Mo. LIBOR + 3.50%)	4/9/2025	4,911	4,931,284
Total				129,058,112

Support: Services 0.49%

AVSC Holding Corp. 1st Lien Initial Term Loan	5.459% (3 Mo. LIBOR +3.25%)- 5.636%	3/3/2025	12,847	12,781,211
Pike Corp. Initial Term Loan	5.75%(1 Mo. LIBOR + 3.50%)	3/23/2025	9,086	9,172,425
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.465%(1 Mo. LIBOR + 3.25%)	12/31/2022	18,233	18,269,070
Trans Union LLC 2018 Incremental Term Loan B4	4.242%(1 Mo. LIBOR +2.00%)	6/19/2025	13,487	13,544,788
York Risk Services Holding Corp. Term Loan	5.992%(1 Mo. LIBOR + 3.75%)	10/1/2021	12,874	12,507,007
Total				66,274,501

Telecommunications: Satellite 0.10%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(b)	6.625%	1/2/2024	12,532	13,093,118

Theaters & Entertainment 0.14%

SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.242%(1 Mo. LIBOR + 3.00%)	3/31/2024	19,708	19,705,989

Transportation: Infrastructure/Services 0.09%

Commercial Barge Line Co. Initial Term Loan	10.992%(1 Mo. LIBOR + 8.75%)	11/12/2020	15,752	12,242,138
Total Floating Rate Loans (cost $870,185,899)				874,688,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.28%

France 0.11%

CMA CGM SA†	5.25%	1/15/2025	EUR	14,434	$14,885,242

Netherlands 0.17%

Hema Bondco I BV†	6.25%(3 Mo. Euribor + 6.25%)#	7/15/2022	EUR	22,390	23,721,277
Total Foreign Bonds (cost $41,348,319)					38,606,519

FOREIGN GOVERNMENT OBLIGATIONS 2.82%

Argentina 0.86%

City of Buenos Aires†(b)	7.50%	6/1/2027		$16,064	14,521,856
City of Buenos Aires†(b)	8.95%	2/19/2021		13,945	14,014,725
Province of Santa Fe†(b)	6.90%	11/1/2027		17,773	14,176,278
Provincia de Cordoba†(b)	7.125%	6/10/2021		15,068	14,088,580
Provincia de Cordoba†(b)	7.45%	9/1/2024		5,253	4,531,763
Provincia de Mendoza†(b)	8.375%	5/19/2024		27,674	24,422,582
Provincia of Neuquen †(b)	8.625%	5/12/2028		2,456	2,277,940
Republic of Argentina(b)	5.625%	1/26/2022		14,096	12,767,452
Republic of Argentina(b)	6.875%	4/22/2021		16,583	15,907,408
Total					116,708,584

Australia 0.28%

Australian Government(a)	4.25%	4/21/2026	AUD	26,802	21,635,447
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	22,400	16,424,661
Total					38,060,108

Bermuda 0.21%

Government of Bermuda†	4.138%	1/3/2023		$14,720	14,990,848
Government of Bermuda†	4.854%	2/6/2024		12,997	13,589,143
Total					28,579,991

Canada 0.25%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	34,788,025

El Salvador 0.14%

Republic of EI Salvador†(b)	6.375%	1/18/2027		$20,039	18,836,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Greece 0.13%

Hellenic Republic†(a)	4.375%	8/1/2022	EUR	14,317	$17,364,301

Honduras 0.10%

Honduras Government†(b)	6.25%	1/19/2027		$13,042	13,450,867

Jamaica 0.28%

Government of Jamaica(b)	6.75%	4/28/2028		22,327	24,308,521
Government of Jamaica(b)	8.00%	3/15/2039		12,490	14,427,574
Total					38,736,095

Paraguay 0.09%

Republic of Paraguay†(b)	5.60%	3/13/2048		12,940	12,907,650

Turkey 0.11%

Republic of Turkey(a)	3.25%	6/14/2025	EUR	14,438	15,341,807

United Arab Emirates 0.15%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		$20,745	19,863,337

Uruguay 0.22%

Republic of Uruguay†(a)	8.50%	3/15/2028	UYU	472,059	12,430,296
Uruguay Monetary Regulation Bill(a)	Zero Coupon	5/3/2019	UYU	598,596	17,027,830
Total					29,458,126
Total Foreign Government Obligations (cost $392,006,215)					384,095,551

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.34%

Federal National Mortgage Assoc.(h)	3.50%	TBA		$157,700	155,200,632
Federal National Mortgage Assoc.(h)	4.50%	TBA		290,000	299,209,776
Total Government Sponsored Enterprises Pass-Throughs (cost $456,630,569)					454,410,408

HIGH YIELD CORPORATE BONDS 65.66%

Advertising 0.14%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,332,622
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,138,433
Total					19,471,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 0.96%

BBA US Holdings, Inc.†	5.375%	5/1/2026	$11,385	$11,456,156
Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024	23,093	24,420,847
Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021	10,395	11,547,286
Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	58,847	60,980,204
United Technologies Corp.	4.125%	11/16/2028	13,486	13,422,746
United Technologies Corp.	4.625%	11/16/2048	8,431	8,465,446
Total				130,292,685

Air Transportation 0.51%

Air Canada (Canada)†(b)	7.75%	4/15/2021	10,183	11,099,470
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(b)	4.125%	11/15/2026	9,172	9,217,473
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	4,850	4,947,338
Azul Investments LLP†	5.875%	10/26/2024	30,386	26,404,219
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(b)	4.125%	3/20/2033	8,975	8,887,634
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.80%	3/20/2033	8,951	8,962,314
Total				69,518,448

Auto Parts & Equipment 0.20%

Allison Transmission, Inc.†	5.00%	10/1/2024	14,461	14,424,847
Navistar International Corp.†	6.625%	11/1/2025	12,846	13,424,070
Total				27,848,917

Automakers 0.44%

General Motors Co.	8.375%	7/15/2049	15,000	1,500	(c)
Tesla, Inc.†	5.30%	8/15/2025	70,289	59,482,066
Total				59,483,566

Banking 5.26%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025	19,742	19,830,681
Ally Financial, Inc.	8.00%	11/1/2031	22,002	26,759,932
American Express Co.	3.40%	2/27/2023	17,804	17,542,952
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021	14,890	14,289,311
Associated Banc-Corp.	4.25%	1/15/2025	8,885	8,848,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Astoria Financial Corp.	3.50%		6/8/2020		$13,364	$13,324,408
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17	%)#	—	(i)	11,885	12,330,688
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%(5 Yr Treasury Note CMT + 7.16	%)#	7/19/2026		14,216	13,434,120
Banco Safra SA†	4.125%		2/8/2023		19,821	18,953,831
Bank of America Corp.	4.45%		3/3/2026		19,634	19,678,162
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023		17,871	17,861,636
BankUnited, Inc.	4.875%		11/17/2025		27,272	27,729,313
CIT Group, Inc.	5.25%		3/7/2025		6,722	6,873,245
CIT Group, Inc.	6.125%		3/9/2028		12,241	12,822,448
Citigroup, Inc.	4.45%		9/29/2027		13,296	13,149,204
Comerica, Inc.	3.80%		7/22/2026		11,098	10,695,695
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		20,543	20,378,185
Compass Bank	3.875%		4/10/2025		26,897	25,835,035
Credit Suisse Group AG (Switzerland)†(b)	7.50%(5 Yr Swap rate + 4.60	%)#	—	(i)	8,994	9,487,501
Fifth Third Bancorp	8.25%		3/1/2038		15,095	20,620,694
Goldman Sachs Group, Inc. (The)	3.445%(3 Mo. LIBOR + 1.11	%)#	4/26/2022		6,189	6,264,487
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	12,976,697
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		18,995	22,861,766
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58	%)#	4/15/2027		25,966	26,630,972
Huntington Bancshares, Inc.	5.70%	#(j)	—	(i)	13,523	13,430,029
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38	%)#	5/1/2028		11,994	11,449,484
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	17,387,615
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33	%)#	—	(i)	12,015	12,450,544
Lloyds Banking Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 4.76	%)#	—	(i)	14,598	15,090,683
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70	%)#	—	(i)	21,086	19,293,690
Morgan Stanley	3.125%		7/27/2026		18,976	17,687,715
Morgan Stanley	3.625%		1/20/2027		24,804	23,828,988
Morgan Stanley	4.00%		7/23/2025		8,326	8,301,715
Popular, Inc.	6.125%		9/14/2023		14,896	15,117,652
Popular, Inc.	7.00%		7/1/2019		18,940	19,432,440
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%		12/19/2023		20,576	21,461,413
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%		6/10/2023		24,392	25,421,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 5.80%)#	—	(i)	$22,522	$23,113,202
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%(5 Yr Swap rate + 7.60%)#	—	(i)	19,174	20,588,083
SVB Financial Group	3.50%	1/29/2025		8,859	8,573,992
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%	1/30/2023		20,423	17,552,445
UBS AG	7.625%	8/17/2022		4,894	5,464,151
UBS Group Funding Switzerland AG (Switzerland)(b)	7.00%(5 Yr Swap rate + 4.87%)#	—	(i)	8,600	9,152,017
Washington Mutual Bank(k)	6.875%	6/15/2011		22,500	2,250	(c)
Zions Bancorp N.A.	3.50%	8/27/2021		12,380	12,315,948
Total					716,295,805

Beverages 0.85%

Bacardi Ltd.†	2.75%	7/15/2026		20,151	17,560,908
Bacardi Ltd.†	4.70%	5/15/2028		28,786	28,616,026
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025		15,764	15,136,708
Brown-Forman Corp.	3.50%	4/15/2025		8,956	8,870,308
Brown-Forman Corp.	4.50%	7/15/2045		18,174	19,121,805
Coca-Cola Icecek AS (Turkey)†(b)	4.215%	9/19/2024		8,490	8,004,083
PepsiCo, Inc.	3.60%	3/1/2024		14,292	14,433,252
PepsiCo, Inc.	4.25%	10/22/2044		4,605	4,690,366
Total					116,433,456

Building & Construction 1.09%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025		10,711	10,041,562
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		9,653	9,773,663
Boral Finance Pty Ltd. (Australia)†(b)	3.75%	5/1/2028		13,820	12,895,341
ITR Concession Co. LLC†	5.183%	7/15/2035		7,658	7,294,449
Lennar Corp.	4.75%	11/29/2027		5,102	4,929,808
Lennar Corp.	4.75%	5/30/2025		4,408	4,314,330
Lennar Corp.	4.75%	11/15/2022		15,303	15,436,901
PulteGroup, Inc.	5.00%	1/15/2027		17,108	16,273,985
PulteGroup, Inc.	6.375%	5/15/2033		25,646	24,748,390
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025		6,321	6,202,481
Toll Brothers Finance Corp.	5.625%	1/15/2024		11,550	11,968,687
William Lyon Homes, Inc.	5.875%	1/31/2025		25,933	24,214,939
Total					148,094,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.16%

Hillman Group, Inc. (The)†	6.375%	7/15/2022	$12,708	$11,500,740
Lennox International, Inc.	3.00%	11/15/2023	11,521	10,981,300
Total				22,482,040

Cable & Satellite Television 1.55%

Altice France SA (France)†(b)	7.375%	5/1/2026	46,103	46,324,294
Altice France SA (France)†(b)	8.125%	2/1/2027	13,530	13,935,900
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	32,573	30,964,220
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	26,111	26,274,194
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,112,801
CSC Holdings LLC†	10.875%	10/15/2025	16,727	19,466,046
DISH DBS Corp.	7.75%	7/1/2026	28,717	27,317,046
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,009,405
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027	13,992	13,162,974
Total				210,566,880

Chemicals 1.36%

CF Industries, Inc.†	4.50%	12/1/2026	26,420	26,274,820
CF Industries, Inc.	4.95%	6/1/2043	3,074	2,732,017
CF Industries, Inc.	5.15%	3/15/2034	5,096	4,879,420
Chemours Co. (The)	5.375%	5/15/2027	6,128	5,928,840
Chemours Co. (The)	7.00%	5/15/2025	15,344	16,348,878
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	13,118	14,007,663
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(b)	7.50%	5/1/2025	12,874	12,648,705
Hexion, Inc.	6.625%	4/15/2020	11,000	10,367,500
International Flavors & Fragrances, Inc.	5.00%	9/26/2048	21,585	21,668,753
Mexichem SAB de CV (Mexico)†(b)	5.50%	1/15/2048	3,495	3,219,769
Mexichem SAB de CV (Mexico)†(b)	5.875%	9/17/2044	7,073	6,825,445
OCI NV (Netherlands)†(b)	6.625%	4/15/2023	13,200	13,711,500
Olin Corp.	5.125%	9/15/2027	13,852	13,401,810
TPC Group, Inc.†	8.75%	12/15/2020	12,040	12,070,100
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023	21,196	20,562,261
Total				184,647,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.10%

Freedom Mortgage Corp.†	8.125%	11/15/2024	$9,780	$9,535,500
Freedom Mortgage Corp.†	8.25%	4/15/2025	12,646	12,329,850
Hunt Cos., Inc.†	6.25%	2/15/2026	12,198	11,405,130
Navient Corp.	5.00%	10/26/2020	8,744	8,873,499
Navient Corp.	6.125%	3/25/2024	32,497	32,578,242
Navient Corp.	6.75%	6/25/2025	34,833	35,137,789
Quicken Loans, Inc.†	5.25%	1/15/2028	28,288	26,378,560
WeWork Cos., Inc.†	7.875%	5/1/2025	13,453	13,150,307
Total				149,388,877

Department Stores 0.35%

Kohl’s Corp.	5.55%	7/17/2045	30,729	29,574,480
Seven & i Holdings Co. Ltd. (Japan)†(b)	3.35%	9/17/2021	17,869	17,880,067
Total				47,454,547

Discount Stores 1.19%

Amazon.com, Inc.	3.15%	8/22/2027	28,837	27,669,459
Amazon.com, Inc.	4.25%	8/22/2057	20,632	20,680,540
Amazon.com, Inc.	4.80%	12/5/2034	43,691	47,741,136
Amazon.com, Inc.	5.20%	12/3/2025	59,869	65,811,093
Total				161,902,228

Diversified Capital Goods 0.65%

BCD Acquisition, Inc.†	9.625%	9/15/2023	11,393	12,204,751
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	15,716	14,755,986
Griffon Corp.	5.25%	3/1/2022	11,628	11,540,790
KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023	15,211	14,329,675
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	12,036	11,701,445
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,694,143
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,096,470
Total				88,323,260

Electric: Distribution/Transportation 0.18%

Cemig Geracao e Transmissao SA (Brazil)†(b)	9.25%	12/5/2024	13,163	13,607,251
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	10,872,429
Total				24,479,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.00%

Acwa Power Management & Investments One Ltd. (Sounth Africa)†(b)	5.95%	12/15/2039	$13,014	$12,634,772
Calpine Corp.	5.75%	1/15/2025	28,409	25,248,499
Clearway Energy Operating LLC†(l)	5.75%	10/15/2025	15,737	15,914,041
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	18,552,125
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	15,538	17,111,539
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(b)	6.875%	2/1/2025	18,654	15,342,915
Talen Energy Supply LLC	4.60%	12/15/2021	10,675	9,180,500
Vistra Energy Corp.	7.625%	11/1/2024	5,550	6,000,938
Vistra Operations Co. LLC†	5.50%	9/1/2026	15,758	15,954,975
Total				135,940,304

Electric: Integrated 2.15%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024	19,280	18,075,000
AES Corp. (The)	4.50%	3/15/2023	11,417	11,459,814
AES Corp. (The)	5.125%	9/1/2027	802	812,025
Arizona Public Service Co.	2.95%	9/15/2027	13,385	12,507,379
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	13,786	13,730,807
Black Hills Corp.	4.35%	5/1/2033	8,991	8,823,576
El Paso Electric Co.	5.00%	12/1/2044	16,498	16,760,884
Entergy Arkansas, Inc.	4.00%	6/1/2028	18,151	18,166,380
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	16,923,462
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	10,780,439
Entergy Mississippi, Inc.	2.85%	6/1/2028	19,150	17,525,868
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	23,431,466
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	15,131,398
Monongahela Power Co.†	3.55%	5/15/2027	13,657	13,259,969
NRG Energy, Inc.†	5.75%	1/15/2028	32,817	33,227,213
Ohio Power Co.	4.15%	4/1/2048	26,865	26,620,999
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	13,532,354
Puget Sound Energy, Inc.	7.02%	12/1/2027	2,920	3,544,024
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	10,604	10,014,709
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	8,978,818
Total				293,306,584

Electronics 0.73%

Nokia OYJ (Finland)(b)	4.375%	6/12/2027	13,838	13,353,670
NVIDIA Corp.	3.20%	9/16/2026	29,939	28,670,164
QUALCOMM, Inc.	4.30%	5/20/2047	17,987	16,984,389
Trimble, Inc.	4.75%	12/1/2024	27,261	27,633,114
Xilinx, Inc.	2.95%	6/1/2024	12,846	12,214,814
Total				98,856,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 4.13%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	$15,686	$14,980,130
Anadarko Petroleum Corp.	6.60%	3/15/2046	26,585	31,328,886
California Resources Corp.†	8.00%	12/15/2022	43,216	41,325,300
Canadian Natural Resources Ltd. (Canada)(b)	3.85%	6/1/2027	22,221	21,669,465
Centennial Resource Production LLC†	5.375%	1/15/2026	12,041	12,010,898
Chesapeake Energy Corp.	7.00%	10/1/2024	13,490	13,506,862
Chesapeake Energy Corp.	7.50%	10/1/2026	13,490	13,506,862
Continental Resources, Inc.	3.80%	6/1/2024	34,568	33,931,915
Continental Resources, Inc.	4.375%	1/15/2028	10,436	10,371,379
Continental Resources, Inc.	4.50%	4/15/2023	34,157	34,783,741
Denbury Resources, Inc.†	7.50%	2/15/2024	12,976	13,381,500
Eclipse Resources Corp.	8.875%	7/15/2023	13,873	14,185,142
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,940	8,984,700
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	11,547	11,691,338
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	11,948	9,199,960
Gulfport Energy Corp.	6.375%	5/15/2025	6,742	6,657,725
Gulfport Energy Corp.	6.375%	1/15/2026	6,698	6,530,550
HighPoint Operating Corp.	7.00%	10/15/2022	9,822	9,822,000
HighPoint Operating Corp.	8.75%	6/15/2025	6,033	6,364,815
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	17,952	17,606,424
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9,385	9,467,119
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(b)	6.375%	6/1/2028	26,408	27,234,570
Indigo Natural Resources LLC†	6.875%	2/15/2026	13,837	13,456,482
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	21,795	16,782,150
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	11,902	11,842,490
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	23,708	21,692,820
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,539,330
Newfield Exploration Co.	5.625%	7/1/2024	32,379	34,281,266
OGX Austria GmbH (Brazil)†(b)(k)	8.50%	6/1/2019	20,000	400
Range Resources Corp.	4.875%	5/15/2025	10,974	10,439,018
SM Energy Co.	6.625%	1/15/2027	8,237	8,525,295
SM Energy Co.	6.75%	9/15/2026	12,750	13,307,813
Southwestern Energy Co.	7.75%	10/1/2027	5,722	6,065,320
SRC Energy, Inc.	6.25%	12/1/2025	21,135	19,972,575
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	15,783,977
Transportadora de Gas del Sur SA (Argentina)†(b)	6.75%	5/2/2025	8,237	7,948,705
WildHorse Resource Development Corp.	6.875%	2/1/2025	8,918	9,252,425
Total				563,431,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Environmental 0.17%

Darling Global Finance BV†(a)	3.625%	5/15/2026	EUR	7,646	$9,157,571
Paprec Holding SA(a)	4.00%	3/31/2025	EUR	1,065	1,247,864
Waste Pro USA, Inc.†	5.50%	2/15/2026		$13,660	13,386,800
Total					23,792,235

Food & Drug Retailers 0.30%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		21,425	20,701,906
Ingles Markets, Inc.	5.75%	6/15/2023		19,550	19,892,125
Total					40,594,031

Food: Wholesale 1.23%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023		22,148	22,175,685
B&G Foods, Inc.	5.25%	4/1/2025		14,068	13,520,192
Campbell Soup Co.	4.80%	3/15/2048		12,578	11,447,043
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		14,154	12,915,525
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		13,559	13,406,461
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		13,602	13,533,990
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022		13,575	13,840,894
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		12,447	12,229,177
McCormick & Co., Inc.	4.20%	8/15/2047		21,326	20,213,061
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026		12,231	11,446,381
MHP SE (Ukraine)†(b)	7.75%	5/10/2024		3,197	3,203,682
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028		13,384	13,047,659
Simmons Foods, Inc.†	5.75%	11/1/2024		8,173	6,303,426
Total					167,283,176

Foreign Sovereign 0.12%

Dominican Republic†(a)	8.90%	2/15/2023	DOP	221,800	4,417,092
Instituto Costarricense de Electricidad (Costa Rica)†(b)	6.375%	5/15/2043		$15,137	11,882,545
Total					16,299,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.67%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	$18,438	$19,313,805
Rayonier AM Products, Inc.†	5.50%	6/1/2024	19,781	19,144,645
Rayonier, Inc.	3.75%	4/1/2022	12,089	11,966,009
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	14,057	14,215,141
Suzano Austria GmbH (Austria)†(b)	6.00%	1/15/2029	9,025	9,072,381
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%	10/15/2024	18,635	18,183,336
Total				91,895,317

Gaming 1.38%

Boyd Gaming Corp.	6.00%	8/15/2026	13,070	13,233,375
Delta Merger Sub, Inc.†	6.00%	9/15/2026	13,521	13,723,815
Eldorado Resorts, Inc.	6.00%	4/1/2025	5,376	5,463,360
Everi Payments, Inc.†	7.50%	12/15/2025	25,636	25,956,450
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	26,901	27,825,318
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	19,057	20,274,933
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	4,760	4,896,850
MGM Resorts International	6.00%	3/15/2023	19,093	19,808,988
Mohegan Gaming & Entertainment†(m)	7.875%	10/15/2024	13,557	13,336,699
Penn National Gaming, Inc.†	5.625%	1/15/2027	20,104	19,444,589
Stars Group Holdings BV (Netherlands)†(b)	7.00%	7/15/2026	13,242	13,694,744
Station Casinos LLC†	5.00%	10/1/2025	11,158	10,715,027
Total				188,374,148

Gas Distribution 2.65%

Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	23,796	23,944,725
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	14,002	14,737,105
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	8,783	9,639,343
Cheniere Energy Partners LP	5.25%	10/1/2025	13,080	13,112,700
Cheniere Energy Partners LP†	5.625%	10/1/2026	17,984	18,135,965
Dominion Energy Gas Holdings LLC	2.80%	11/15/2020	8,953	8,821,402
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	11,788,142
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,366,845
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,675	18,628,158
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	13,681,710
NGPL PipeCo LLC†	4.875%	8/15/2027	31,233	31,193,959
Northern Natural Gas Co.†	4.30%	1/15/2049	20,972	20,196,439
ONEOK, Inc.	4.55%	7/15/2028	22,457	22,599,486
ONEOK, Inc.	4.95%	7/13/2047	27,029	26,918,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gas Distribution (continued)

Plains All American Pipeline LP	6.125	%#(j)	—	(i)	$13,888	$13,558,160
Rockies Express Pipeline LLC†	6.875%		4/15/2040		22,654	25,938,830
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	20,295,176
Southern Star Central Corp.†	5.125%		7/15/2022		10,145	10,157,681
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		8,725	8,561,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%		4/15/2026		13,090	13,564,512
Williams Cos., Inc. (The)	3.70%		1/15/2023		18,096	17,914,955
Total						361,754,919

Health Facilities 3.28%

AHP Health Partners, Inc.†	9.75%		7/15/2026		13,727	14,379,032
Ascension Health	3.945%		11/15/2046		8,881	8,623,314
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		27,328	26,644,800
Dignity Health	3.812%		11/1/2024		7,500	7,416,087
HCA, Inc.	4.75%		5/1/2023		8,609	8,791,941
HCA, Inc.	5.25%		4/15/2025		13,995	14,467,331
HCA, Inc.	5.25%		6/15/2026		11,878	12,249,188
HCA, Inc.	5.375%		2/1/2025		4,128	4,220,880
HCA, Inc.	5.50%		6/15/2047		50,449	51,268,796
HCA, Inc.	5.875%		3/15/2022		13,139	13,960,187
HCA, Inc.	5.875%		2/15/2026		3,753	3,917,194
HCA, Inc.	7.05%		12/1/2027		3,490	3,760,475
HCA, Inc.	7.50%		2/15/2022		23,489	25,779,177
HCA, Inc.	7.58%		9/15/2025		5,778	6,456,915
HCA, Inc.	7.69%		6/15/2025		12,776	14,341,060
HCA, Inc.	8.36%		4/15/2024		2,295	2,622,038
Memorial Sloan-Kettering Cancer Center	4.20%		7/1/2055		28,034	28,093,818
New York & Presbyterian Hospital (The)	4.063%		8/1/2056		16,078	15,385,767
NVA Holdings, Inc.†	6.875%		4/1/2026		12,775	12,806,938
NYU Langone Hospitals	4.368%		7/1/2047		12,348	12,472,181
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%		1/17/2028		28,738	24,930,215
RegionalCare Hospital Partners Holdings, Inc.†	8.25%		5/1/2023		9,865	10,407,575
RWJ Barnabas Health, Inc.	3.949%		7/1/2046		8,928	8,293,952
Tenet Healthcare Corp.	4.625%		7/15/2024		7,281	7,095,335
Tenet Healthcare Corp.	5.125%		5/1/2025		65,257	64,441,287
Tenet Healthcare Corp.	7.00%		8/1/2025		6,093	6,044,256
Tenet Healthcare Corp.	6.75%		6/15/2023		37,692	37,692,000
Total						446,561,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 1.18%

DaVita, Inc.	5.00%	5/1/2025	$14,000	$13,505,660
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	6,366	6,461,490
Elanco Animal Health, Inc.†	4.90%	8/28/2028	13,882	14,113,833
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	13,280	13,412,800
Montefiore Obligated Group	5.246%	11/1/2048	18,042	18,069,038
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,210,558
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	16,766	17,386,174
Sotera Health Holdings LLC†	6.50%	5/15/2023	10,386	10,723,545
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	5,375	5,442,187
Syneos Health, Inc./inVentiv, Health Inc./inVentiv Health, Clinical Inc.†	7.50%	10/1/2024	5,736	6,094,500
Verscend Escrow Corp.†	9.75%	8/15/2026	19,792	20,459,980
West Street Merger Sub, Inc.†	6.375%	9/1/2025	25,648	24,429,720
Total				160,309,485

Hotels 0.56%

ESH Hospitality, Inc.†	5.25%	5/1/2025	13,467	13,096,657
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	11,114	10,783,914
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	22,390	22,362,012
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	8,824	9,077,690
Wyndham Destinations, Inc.	4.50%	4/1/2027	8,665	8,210,088
Wyndham Destinations, Inc.	6.35%	10/1/2025	12,105	12,135,263
Total				75,665,624

Insurance Brokerage 0.33%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	18,536	19,231,100
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)#	11/1/2057	14,130	12,771,144
HUB International Ltd.†	7.00%	5/1/2026	12,796	12,844,753
Total				44,846,997

Integrated Energy 0.67%

Cenovus Energy, Inc. (Canada)(b)	6.75%	11/15/2039	16,113	18,203,854
Exxon Mobil Corp.	3.043%	3/1/2026	23,752	23,051,472
Rio Oil Finance Trust Series 2018-1 (Brazil)†(b)	8.20%	4/6/2028	12,879	13,200,975
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	28,912	37,375,436
Total				91,831,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 1.24%

BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	$13,913	$13,531,124
Curo Group Holdings Corp.†	8.25%	9/1/2025	20,870	20,139,759
FMR LLC†	5.35%	11/15/2021	7,800	8,194,811
MSCI, Inc.†	5.375%	5/15/2027	2,745	2,806,762
MSCI, Inc.†	5.75%	8/15/2025	16,165	17,017,219
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	20,586	21,615,300
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	17,785	17,693,313
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	41,554	38,908,552
S&P Global, Inc.	6.55%	11/15/2037	13,324	16,651,311
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	11,984	12,403,440
Total				168,961,591

Life Insurance 0.51%

Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	26,242,115
Nuveen Finance LLC†	4.125%	11/1/2024	12,927	12,796,615
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	17,286,556
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	13,543,419
Total				69,868,705

Machinery 0.20%

Roper Technologies, Inc.	4.20%	9/15/2028	19,379	19,310,288
Xylem, Inc.	3.25%	11/1/2026	8,884	8,354,104
Total				27,664,392

Managed Care 1.04%

Anthem, Inc.	3.65%	12/1/2027	14,895	14,182,631
Centene Corp.	4.75%	1/15/2025	26,345	26,345,000
Centene Corp.†	5.375%	6/1/2026	29,900	30,722,250
Centene Corp.	6.125%	2/15/2024	18,803	19,837,165
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628	17,620,127
WellCare Health Plans, Inc.	5.25%	4/1/2025	32,352	32,958,600
Total				141,665,773

Media: Content 1.66%

Activision Blizzard, Inc.	3.40%	9/15/2026	21,359	20,336,493
AMC Networks, Inc.	4.75%	8/1/2025	27,032	26,006,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)

Discovery Communications LLC	5.20%	9/20/2047		$22,482	$22,108,239
Gray Television, Inc.†	5.125%	10/15/2024		2,220	2,150,625
Gray Television, Inc.†	5.875%	7/15/2026		9,833	9,771,544
iHeartCommunications, Inc.(k)	9.00%	3/1/2021		34,608	25,956,000
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	28,865	33,126,806
Netflix, Inc.	4.375%	11/15/2026		$4,638	4,380,498
Netflix, Inc.†	4.875%	4/15/2028		5,940	5,591,025
Netflix, Inc.	5.50%	2/15/2022		5,323	5,513,297
Netflix, Inc.	5.875%	2/15/2025		24,952	25,856,510
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	11,154,833
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,442,525
Sirius XM Radio, Inc.†	6.00%	7/15/2024		9,524	9,906,865
Univision Communications, Inc.†	5.125%	5/15/2023		6,020	5,779,200
Univision Communications, Inc.†	5.125%	2/15/2025		8,026	7,524,375
Total					225,605,511

Media: Diversified 0.25%

21st Century Fox America, Inc.	7.75%	12/1/2045		21,950	33,683,083

Medical Products 0.61%

Boston Scientific Corp.	7.00%	11/15/2035		16,135	20,255,652
Edwards Lifesciences Corp.	4.30%	6/15/2028		27,927	27,952,472
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		24,815	24,368,330
Teleflex, Inc.	4.625%	11/15/2027		6,711	6,400,616
Teleflex, Inc.	4.875%	6/1/2026		4,031	4,010,845
Total					82,987,915

Metals/Mining (Excluding Steel) 2.48%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028		12,168	12,533,040
Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024		26,682	28,349,625
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		12,720	13,594,500
Baffinland Iron Mines Corp. (Canada)†(b)	8.75%	7/15/2026		13,211	13,310,083
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		34,181	33,369,201
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(b)	8.00%	12/11/2022		13,597	12,916,919
Freeport-McMoRan, Inc.	3.875%	3/15/2023		69,141	67,061,239
Freeport-McMoRan, Inc.	4.55%	11/14/2024		29,769	29,024,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$6,084	$6,347,072
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,318	8,770,300
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	185	19	(c)
Nexa Resources SA (Brazil)†(b)	5.375%	5/4/2027	14,189	13,763,330
Novelis Corp.†	5.875%	9/30/2026	8,892	8,703,045
Novelis Corp.†	6.25%	8/15/2024	8,652	8,846,670
Peabody Energy Corp.†	6.00%	3/31/2022	10,207	10,411,140
Peabody Energy Corp.†	6.375%	3/31/2025	30,052	30,653,040
Peabody Energy Corp.	10.00%	3/15/2022	11,660	1,166	(c)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	20,958	21,455,752
Samarco Mineracao SA (Brazil)†(b)(k)	4.125%	11/1/2022	11,822	8,180,824
Warrior Met Coal, Inc.†	8.00%	11/1/2024	10,469	10,756,898
Total				338,048,638

Monoline Insurance 0.24%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	22,880	21,385,478
MGIC Investment Corp.	5.75%	8/15/2023	10,670	11,203,500
Total				32,588,978

Non-Electric Utilities 0.08%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	11,575,639

Oil Field Equipment & Services 2.01%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	28,472	27,830,099
Calfrac Holdings LP†	8.50%	6/15/2026	16,263	15,246,562
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	15,663	16,054,575
Ensco plc (United Kingdom)(b)	4.50%	10/1/2024	16,899	14,575,387
Ensco plc (United Kingdom)(b)	5.20%	3/15/2025	33,214	29,020,732
Ensco plc (United Kingdom)(b)	5.75%	10/1/2044	9,235	6,937,794
Ensco plc (United Kingdom)(b)	7.75%	2/1/2026	4,515	4,498,069
Forum Energy Technologies, Inc.	6.25%	10/1/2021	11,835	11,864,588
National Oilwell Varco, Inc.	3.95%	12/1/2042	22,924	20,002,844
Noble Holding International Ltd.†	7.875%	2/1/2026	24,835	25,859,444
Pioneer Energy Services Corp.	6.125%	3/15/2022	14,399	12,671,120
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	18,990	18,230,400
Rowan Cos., Inc.	4.75%	1/15/2024	22,640	20,319,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Field Equipment & Services (continued)

Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024		$7,950	$8,436,991
Transocean Pontus Ltd.†	6.125%	8/1/2025		6,741	6,867,326
Transocean Proteus Ltd.†	6.25%	12/1/2024		11,263	11,501,828
Transocean, Inc.†	7.50%	1/15/2026		12,803	13,251,105
Unit Corp.	6.625%	5/15/2021		10,037	10,087,185
Total					273,255,449

Oil Refining & Marketing 0.29%

Citgo Holding, Inc.†	10.75%	2/15/2020		23,028	24,524,820
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(b)	4.50%	10/18/2024		17,115	15,111,689
Total					39,636,509

Packaging 0.74%

BWAY Holding Co.†	7.25%	4/15/2025		40,526	39,610,112
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		11,810	12,902,425
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		10,821	10,712,790
Pactiv LLC	7.95%	12/15/2025		11,829	12,716,175
Sealed Air Corp.†	6.875%	7/15/2033		15,750	17,010,000
Trident Merger Sub, Inc.†	6.625%	11/1/2025		8,990	8,540,500
Total					101,492,002

Personal & Household Products 0.77%

Church & Dwight Co., Inc.	3.15%	8/1/2027		22,128	20,517,721
Church & Dwight Co., Inc.	3.95%	8/1/2047		5,392	4,870,624
Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026		12,362	12,810,123
Gibson Brands, Inc.†(k)	8.875%	8/1/2018		19,905	17,416,875
Mattel, Inc.	2.35%	8/15/2021		30,026	27,323,660
Mattel, Inc.†	6.75%	12/31/2025		14,059	13,812,968
SC Johnson & Son, Inc.†	4.75%	10/15/2046		8,257	8,817,996
Total					105,569,967

Pharmaceuticals 1.57%

Bausch Health Cos., Inc.†(a)	4.50%	5/15/2023	EUR	31,388	36,089,190
Bausch Health Cos., Inc.†	5.50%	3/1/2023		$22,796	22,015,237
Bausch Health Cos., Inc.†	5.625%	12/1/2021		53,420	53,420,000
Bausch Health Cos., Inc.†	5.875%	5/15/2023		20,719	20,190,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals (continued)

Bausch Health Cos., Inc.†	6.50%	3/15/2022		$6,231	$6,495,818
Bausch Health Cos., Inc.†	7.00%	3/15/2024		12,232	12,953,688
Bausch Health Cos., Inc.†	8.50%	1/31/2027		18,551	19,524,927
Teva Pharmaceutical Finance Netherlands II BV(a)	1.875%	3/31/2027	EUR	13,100	13,103,590
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026		$20,877	17,402,614
Zoetis, Inc.	3.90%	8/20/2028		13,486	13,364,657
Total					214,560,386

Printing & Publishing 0.14%

Meredith Corp.†	6.875%	2/1/2026		18,864	19,382,760

Property & Casualty 0.19%

Allstate Corp. (The)	4.20%	12/15/2046		12,471	12,217,234
Arch Capital Finance LLC	4.011%	12/15/2026		13,319	13,173,495
Total					25,390,729

Rail 0.44%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045		14,466	14,992,523
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025		20,674	19,330,190
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024		14,853	15,211,700
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023		10,514	10,763,707
Total					60,298,120

Real Estate Development & Management 0.44%

China Evergrande Group (China)(b)	8.75%	6/28/2025		22,557	20,278,630
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023		11,006	9,960,793
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027		23,275	22,868,833
Shimao Property Holdings Ltd. (Hong Kong)(b)	5.20%	1/30/2025		6,901	6,411,685
Total					59,519,941

Real Estate Investment Trusts 0.50%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		14,750	14,172,434
Goodman US Finance Four LLC†	4.50%	10/15/2037		11,486	11,039,370
Goodman US Finance Three LLC†	3.70%	3/15/2028		7,763	7,266,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)

National Retail Properties, Inc.	4.80%	10/15/2048		$8,994	$9,043,037
Prologis LP	3.875%	9/15/2028		8,980	9,027,198
VEREIT Operating Partnership LP	4.875%	6/1/2026		17,065	17,238,970
Total					67,787,097

Recreation & Travel 0.55%

eDreams ODIGEO SA†(a)	5.50%	9/1/2023	EUR	7,732	9,033,530
LTF Merger Sub, Inc.†	8.50%	6/15/2023		$5,781	6,048,371
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		16,918	20,055,832
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		18,091	19,770,749
Six Flags Entertainment Corp.†	4.875%	7/31/2024		13,503	13,259,946
Six Flags Entertainment Corp.†	5.50%	4/15/2027		6,860	6,808,550
Total					74,976,978

Reinsurance 0.35%

AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045		8,814	8,538,461
Berkshire Hathaway, Inc.	2.75%	3/15/2023		7,903	7,721,610
Berkshire Hathaway, Inc.	3.125%	3/15/2026		7,903	7,628,614
Transatlantic Holdings, Inc.	8.00%	11/30/2039		17,809	24,371,455
Total					48,260,140

Restaurants 0.59%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027		11,807	11,085,946
Darden Restaurants, Inc.	3.85%	5/1/2027		4,496	4,359,896
Darden Restaurants, Inc.	4.55%	2/15/2048		8,095	7,601,061
IRB Holding Corp.†	6.75%	2/15/2026		13,514	13,277,505
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		25,312	24,394,440
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		20,332	20,217,734
Total					80,936,582

Software/Services 2.85%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021		18,436	18,226,303
Autodesk, Inc.	3.50%	6/15/2027		27,008	25,186,884
Citrix Systems, Inc.	4.50%	12/1/2027		17,872	17,243,591
First Data Corp.†	5.75%	1/15/2024		37,266	37,880,889
Informatica LLC†	7.125%	7/15/2023		12,729	13,092,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		$13,134	$13,528,020
Match Group, Inc.†	5.00%	12/15/2027		28,090	28,092,809
Microsoft Corp.	2.40%	8/8/2026		22,252	20,528,468
Microsoft Corp.	3.125%	11/3/2025		33,202	32,517,506
Microsoft Corp.	3.30%	2/6/2027		26,383	25,930,542
Microsoft Corp.	4.50%	2/6/2057		31,428	33,946,045
Rackspace Hosting, Inc.†	8.625%	11/15/2024		9,760	9,528,200
salesforce.com, Inc.	3.70%	4/11/2028		17,807	17,664,594
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		11,823	13,014,758
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023		11,134	11,662,865
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		19,777	18,732,891
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		13,821	12,491,399
VeriSign, Inc.	4.75%	7/15/2027		8,783	8,593,726
VeriSign, Inc.	5.25%	4/1/2025		15,945	16,303,763
Visa, Inc.	3.15%	12/14/2025		14,645	14,207,788
Total					388,373,836

Specialty Retail 1.50%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		13,310	13,509,650
Best Buy Co., Inc.	4.45%	10/1/2028		26,980	26,901,657
Brookstone Holdings Corp. PIK 10.00%(k)	10.00%	7/7/2021		763	663,616	(d)
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019		26,159	16,349,375
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		13,342	13,191,235
Hot Topic, Inc.†	9.25%	6/15/2021		13,701	13,735,253
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	11,100	13,317,979
PetSmart, Inc.†	5.875%	6/1/2025		$31,412	25,905,162
PVH Corp.(a)	3.125%	12/15/2027	EUR	11,316	13,101,003
Tapestry, Inc.	4.125%	7/15/2027		$16,634	15,829,365
Tiffany & Co.	4.90%	10/1/2044		20,834	19,593,144
Under Armour, Inc.	3.25%	6/15/2026		16,094	14,221,415
W.W. Grainger, Inc.	4.20%	5/15/2047		18,041	17,722,243
Total					204,041,097

Steel Producers/Products 0.32%

Allegheny Technologies, Inc.	7.875%	8/15/2023		17,595	18,892,631
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		7,754	8,482,023
Steel Dynamics, Inc.	4.125%	9/15/2025		10,927	10,519,423
Steel Dynamics, Inc.	5.00%	12/15/2026		5,285	5,271,788
Total					43,165,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 2.70%

AECOM	5.125%	3/15/2027		$26,833	$26,231,941
Ahern Rentals, Inc.†	7.375%	5/15/2023		13,025	12,894,750
Ashtead Capital, Inc.†	4.375%	8/15/2027		13,664	13,014,960
Brand Industrial Services, Inc.†	8.50%	7/15/2025		21,315	21,989,194
Brink’s Co. (The)†	4.625%	10/15/2027		18,978	17,554,650
Cleveland Clinic Foundation (The)	4.858%	1/1/2114		8,223	8,618,257
Cloud Crane LLC†	10.125%	8/1/2024		9,910	10,876,225
Fluor Corp.	4.25%	9/15/2028		15,303	14,978,420
Garda World Security Corp. (Canada)†(b)	8.75%	5/15/2025		13,042	12,813,765
H&E Equipment Services, Inc.	5.625%	9/1/2025		13,165	13,165,000
IHS Markit Ltd. (United Kingdom)†(b)	4.00%	3/1/2026		29,435	28,239,203
IHS Markit Ltd. (United Kingdom)(b)	4.75%	8/1/2028		17,974	18,039,605
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		16,782	16,446,360
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022		26,573	25,963,548
Metropolitan Museum of Art (The)	3.40%	7/1/2045		23,378	21,397,970
Monitronics International, Inc.	9.125%	4/1/2020		10,520	7,995,200
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023		13,503	14,475,216
Promontoria Holding 264 BV†(a)	6.75%	8/15/2023	EUR	6,195	7,269,921
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025		$13,118	13,177,031
United Rentals North America, Inc.	4.625%	10/15/2025		11,437	11,122,483
United Rentals North America, Inc.	4.875%	1/15/2028		21,596	20,300,240
United Rentals North America, Inc.	5.875%	9/15/2026		6,713	6,914,390
Weight Watchers International, Inc.†	8.625%	12/1/2025		22,325	24,201,416
Total					367,679,745

Technology Hardware & Equipment 1.01%

Banff Merger Sub, Inc.†(a)	8.375%	9/1/2026	EUR	6,973	8,186,842
Banff Merger Sub, Inc.†	9.75%	9/1/2026		$18,521	18,835,857
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		15,000	15,600,000
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		26,395	28,151,558
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		30,859	33,151,344
HP, Inc.	6.00%	9/15/2041		13,421	13,671,888
Western Digital Corp.	4.75%	2/15/2026		20,837	20,190,011
Total					137,787,500

Telecommunications: Satellite 0.23%

Intelsat Connect Finance SA (Luxembourg)†(b)	9.50%	2/15/2023		14,157	14,139,304
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023		18,528	17,129,136
Total					31,268,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.61%

T-Mobile USA, Inc.	6.00%	4/15/2024		$13,317	$13,843,021
T-Mobile USA, Inc.	6.375%	3/1/2025		27,346	28,557,428
T-Mobile USA, Inc.	6.50%	1/15/2026		38,271	40,192,204
Total					82,592,653

Telecommunications: Wireline Integrated & Services 2.07%

CenturyLink, Inc.	5.625%	4/1/2025		21,924	21,492,097
CenturyLink, Inc.	6.75%	12/1/2023		6,832	7,113,820
CenturyLink, Inc.	6.875%	1/15/2028		2,116	2,042,152
CenturyLink, Inc.	7.50%	4/1/2024		55,045	58,966,956
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023		19,101	20,175,431
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	40,001	45,877,734
Equinix, Inc.	5.375%	5/15/2027		$4,814	4,834,026
Equinix, Inc.	5.875%	1/15/2026		4,823	4,973,719
Frontier Communications Corp.	6.875%	1/15/2025		29,780	18,250,077
GCI LLC	6.875%	4/15/2025		13,026	13,534,535
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(k)	Zero Coupon	1/15/2015		15,000	1,500	(c)
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	13,384	16,324,555
Level 3 Financing, Inc.	5.25%	3/15/2026		$9,860	9,724,918
Motorola Solutions, Inc.	4.60%	2/23/2028		13,419	13,137,966
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		21,109	20,264,640
Wind Tre SpA (Italy)†(b)	5.00%	1/20/2026		13,907	12,163,827
WTT Investment Ltd. (Hong Kong)†(b)	5.50%	11/21/2022		13,508	13,526,055
Total					282,404,008

Theaters & Entertainment 0.10%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		9,360	8,985,600
AMC Entertainment Holdings, Inc.	6.125%	5/15/2027		4,465	4,300,911
Total					13,286,511

Transportation: Infrastructure/Services 0.75%

Aeropuerto Internacional de Tocumen SA (Panama)†(b)	6.00%	11/18/2048		13,502	13,718,032
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029		3,060	3,189,285
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030		12,742	12,917,555
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035		8,750	9,078,125
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		16,993	16,800,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

Delhi International Airport Ltd. (India)†(b)	6.125%	10/31/2026	$13,168	$13,316,140
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	10/15/2024	15,562	15,717,620
Kirby Corp.	4.20%	3/1/2028	18,006	17,623,677
Total				102,360,538

Trucking & Delivery 0.09%

XPO CNW, Inc.	6.70%	5/1/2034	12,256	12,531,760
Total High Yield Corporate Bonds (cost $9,058,339,497)				8,946,635,730

MUNICIPAL BONDS 3.70%

Air Transportation 0.27%

Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	17,856,173
Los Angeles, CA	5.575%	5/15/2020	9,340	9,680,536
Miami Dade Cnty, FL	3.982%	10/1/2041	9,660	9,158,646
Total				36,695,355

Education 0.92%

California St Univ	3.899%	11/1/2047	33,030	31,261,904
Ohio Univ	5.59%	12/1/2114	8,904	9,833,577
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	72,844,166
Univ of California Bd of Regents	6.548%	5/15/2048	8,933	11,728,761
Total				125,668,408

General Obligation 1.08%

California	7.55%	4/1/2039	8,700	12,729,231
Chicago Transit Auth, IL	6.899%	12/1/2040	8,926	11,368,868
Chicago, IL	5.432%	1/1/2042	22,392	20,129,288
Chicago, IL	6.314%	1/1/2044	22,402	22,270,052
District of Columbia	5.591%	12/1/2034	13,410	15,467,094
Honolulu City & Cnty, HI	5.418%	12/1/2027	6,620	7,580,363
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	10,580,459
Massachusetts	4.20%	12/1/2021	7,355	7,527,548
New York City	5.985%	12/1/2036	10,161	12,226,020
Ohio St Univ	4.048%	12/1/2056	6,271	5,967,484
Pennsylvania	5.45%	2/15/2030	12,190	13,634,881
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	7,986,491
Total				147,467,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%		6/15/2025	$4,540	$5,039,763

Lease Obligation 0.05%

Wisconsin	3.294%		5/1/2037	7,145	6,333,757

Miscellaneous 0.65%

Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	17,795	23,011,070
Pasadena Public Fing Auth	7.148%		3/1/2043	26,795	36,668,154
New York City Indl Dev Agy†	11.00%		3/1/2029	22,198	28,968,390
Total					88,647,614

Tax Revenue 0.41%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	20,055	23,981,368
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	12,890	13,256,849
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,369,112
Total					56,607,329

Transportation: Infrastructure/Services 0.16%

Chicago Transit Auth, IL	6.20%		12/1/2040	4,285	5,198,991
Port of Seattle, WA	3.571%		5/1/2032	6,380	6,064,190
Port of Seattle, WA	3.755%		5/1/2036	10,835	10,376,354
Total					21,639,535

Utilities 0.12%

San Antonio, TX	5.718%		2/1/2041	13,240	16,451,230
Total Municipal Bonds (cost $515,632,355)					504,550,770

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.33%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $45,515,964)	4.499	%#(n)	10/15/2034	44,851	44,949,304

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production

Templar Energy LLC (cost $3,769,749)	Zero Coupon			378	2,459,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $871,457)	$ 35.05	5/15/2022	165	$1,651 (d)
Total Long-Term Investments (cost $13,620,788,212)				13,720,180,264

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.67%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $70,430,000 of U.S. Treasury Note at 1.75% due 5/15/2023; $26,300,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $93,593,063; proceeds: $91,765,523 (cost $91,755,965)			$91,756	91,755,965

Total Investments in Securities 101.36% (cost $13,712,544,177)				13,811,936,229
Less Unfunded Loan Commitments (0.10)% (cost $(13,880,959))				(13,871,119)
Net Investment 101.26% (cost $13,698,663,218)				13,798,065,110
Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (1.26%)				(171,231,762)
Net Assets 100.00%				$13,626,833,348

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
DOP	Dominican peso.
EUR	euro.
HKD	Hong Kong dollar.
UYU	Uruguayan Peso.
Euribor	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2018.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2018.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(k)	Defaulted (non-income producing security).
(l)	Security purchased on a when-issued basis (See Note 2(h)).
(m)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2018 (See Note 2(k)).
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2018(1):

Referenced Index/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023	$115,034,000	$(108,024,426)	$8,306,620	$(1,297,046)
Markit CDX NA.EM.30(4)(6)	Credit Suisse	1.00%	12/20/2023	76,233,000	(73,029,239)	3,700,754	(496,993)
Markit CDX NA.IG.31(4)(7)	Credit Suisse	1.00%	12/20/2023	896,832,000	(914,067,210)	(16,701,471)	(533,739)
							$(2,327,778)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.30(4)(8)	Credit Suisse	5.00%	6/20/2023	$665,900,000	$717,667,385	$43,477,738	$8,289,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(f)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $8,289,647. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,327,778.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(8)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2018(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$22,888,000	$21,002,516	$(1,885,482)	$517,557	$(1,367,925)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	50,333,000	46,717,265	(3,615,735)	1,072,028	(2,543,707)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	36,637,000	33,618,892	(3,018,108)	828,457	(2,189,651)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,491,770	(657,230)	194,862	(462,368)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,554,147	(607,853)	110,188	(497,665)
Markit CMBX. NA.BBB.9	Goldman Sachs	3.00%	9/17/2058	13,539,000	12,423,675	(1,115,325)	306,152	(809,173)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	$38,427,000	$35,666,548	$(2,760,452)	$818,445	$(1,942,007)
Markit CMBX. NA.BBB.11	JPMorgan Chase	3.00%	11/18/2054	4,607,000	4,301,348	(305,652)	55,406	(250,246)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	56,159,000	51,532,695	(4,626,305)	1,269,900	(3,356,405)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	11/17/2059	84,071,000	78,031,653	(6,039,347)	1,790,603	(4,248,744)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	120,987,000	112,960,113	(8,026,887)	1,455,061	(6,571,826)
Tesla	Morgan Stanley	1.00%	6/20/2020	15,704,000	14,613,587	(1,145,950)	55,537	(1,090,413)
						$(33,804,326)	$8,474,196	$(25,330,130)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(f)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $8,474,196. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	10/19/2018	14,772,000	$19,526,873	$19,268,288	$258,585
euro	Sell	Citibank	12/7/2018	10,258,000	12,160,400	11,973,033	187,367
euro	Sell	Goldman Sachs	12/7/2018	5,634,000	6,651,237	6,575,947	75,290
euro	Sell	J.P. Morgan	12/7/2018	10,328,000	12,218,314	12,054,736	163,578
euro	Sell	Standard Chartered Bank	12/7/2018	9,000,000	10,634,724	10,504,708	130,016
euro	Sell	State Street Bank and Trust	12/7/2018	98,000,000	115,982,990	114,384,600	1,598,390
euro	Sell	State Street Bank and Trust	12/7/2018	2,186,000	2,581,721	2,551,477	30,244
euro	Sell	State Street Bank and Trust	12/7/2018	11,166,000	13,077,507	13,032,841	44,666
Japanese yen	Sell	State Street Bank and Trust	10/26/2018	2,665,093,000	24,150,621	23,496,891	653,730
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,141,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	10/19/2018	5,124,000	$6,699,652	$6,683,639	$(16,013)
British pound	Buy	Citibank	10/19/2018	9,648,000	12,705,337	12,584,650	(120,687)
euro	Buy	Goldman Sachs	11/16/2018	1,690,000	1,992,475	1,969,089	(23,386)
euro	Buy	Standard Chartered Bank	11/16/2018	1,600,000	1,889,307	1,864,226	(25,081)
euro	Buy	State Street Bank and Trust	11/16/2018	2,183,000	2,575,362	2,543,503	(31,859)
Japanese yen	Buy	Citibank	10/26/2018	598,575,000	5,408,322	5,277,359	(130,963)
Japanese yen	Buy	J.P. Morgan	10/26/2018	443,595,000	4,029,493	3,910,972	(118,521)
Japanese yen	Buy	J.P. Morgan	10/26/2018	378,000,000	3,422,941	3,332,651	(90,290)
Japanese yen	Buy	Standard Chartered Bank	10/26/2018	528,000,000	4,780,777	4,655,131	(125,646)
Japanese yen	Buy	State Street Bank and Trust	10/26/2018	296,053,000	2,681,446	2,610,162	(71,284)
Japanese yen	Buy	State Street Bank and Trust	10/26/2018	449,041,000	4,052,804	3,958,986	(93,818)
euro	Sell	J.P. Morgan	11/16/2018	5,800,000	6,654,626	6,757,820	(103,194)
euro	Sell	Morgan Stanley	11/16/2018	160,000,000	182,710,816	186,422,614	(3,711,798)
euro	Sell	J.P. Morgan	12/7/2018	9,300,000	10,822,648	10,854,865	(32,217)
Swiss franc	Sell	J.P. Morgan	11/16/2018	2,650,000	2,691,714	2,711,064	(19,350)
Swiss franc	Sell	J.P. Morgan	11/16/2018	6,615,000	6,717,145	6,767,429	(50,284)
Swiss franc	Sell	J.P. Morgan	11/16/2018	2,623,000	2,677,929	2,683,441	(5,512)
Swiss franc	Sell	State Street Bank and Trust	11/16/2018	2,620,000	2,670,582	2,680,372	(9,790)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,779,693)

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl	December 2018	54	Short	EUR	(7,103,064)	EUR	(7,057,800)	$52,554
Ultra Long U.S. Treasury Bond	December 2018	1,272	Short		$(198,249,137)		$(196,245,750)	2,003,387
U.S. 10-Year Treasury Note	December 2018	300	Short		(35,994,789)		(35,634,375)	360,414
U.S. Long Bond	December 2018	10,830	Short		(1,560,975,877)		(1,521,615,000)	39,360,877
Total Unrealized Appreciation on Open Futures Contracts								$41,777,232

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	16,501	Long		$1,867,426,311		$1,855,975,766	$(11,450,545)
U.S. 2-Year Treasury Note	December 2018	2,742	Long		579,423,454		577,833,659	(1,589,795)
U.S. 10-Year Treasury Note	December 2018	521	Long		66,539,086		65,646,000	(893,086)
Total Unrealized Depreciation on Open Futures Contracts								$(13,933,426)

Reverse Repurchase Agreements Payable as of September 30, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$1,867,331	$2,400,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $2,361,000 fair value	(6.00)%	4/6/2019	On Demand	1,811,934

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $55,397.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$281,319,022	$—	$281,319,022
Common Stocks
Auto Parts & Equipment	—	16,087,011	—	16,087,011
Electric: Integrated	12,974,993	93,111	—	13,068,104
Energy: Exploration & Production(3)	25,141,620	416,822	—	25,558,442
Gas Distribution	40,247,243	1,053,909	—	41,301,152
Media: Content	57,978,347	—	2,287,490	60,265,837
Personal & Household Products	13,539,719	—	1,350,921	14,890,640
Remaining Industries(3)	1,965,065,160	—	—	1,965,065,160
Convertible Bonds	—	52,226,889	—	52,226,889
Floating Rate Loans
Commercial Services	—	—	13,807,345	13,807,345
Diversified Capital Goods	—	—	26,443,093	26,443,093
Gaming	—	—	21,515,676	21,515,676
Personal & Household Products	—	66,160,095	9,331,699	75,491,794
Remaining Industries	—	737,430,374	—	737,430,374
Foreign Bonds	—	38,606,519	—	38,606,519
Foreign Government Obligations	—	384,095,551	—	384,095,551
Government Sponsored Enterprises Pass-Throughs	—	454,410,408	—	454,410,408
High Yield Corporate Bonds
Automakers	—	59,482,066	1,500	59,483,566
Banking	—	716,293,555	2,250	716,295,805
Metals/Mining (Excluding Steel)	—	338,047,453	1,185	338,048,638
Specialty Retail	—	203,377,481	663,616	204,041,097
Telecommunications: Wireline Integrated & Services	—	282,402,508	1,500	282,404,008
Remaining Industries	—	7,346,362,616	—	7,346,362,616
Municipal Bonds	—	504,550,770	—	504,550,770
Non-Agency Commercial Mortgage-Backed Security	—	44,949,304	—	44,949,304
Preferred Stock	—	2,459,792	—	2,459,792
Warrant	—	—	1,651	1,651
Short-Term Investments
Repurchase Agreement	—	91,755,965	—	91,755,965
Total	$2,114,947,082	$11,621,581,221	$75,407,926	$13,811,936,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2018

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$8,289,647	$—	$8,289,647
Liabilities	—	(2,327,778)	—	(2,327,778)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(24,239,717)	—	(24,239,717)
Forward Foreign Currency Exchange Contracts
Assets	—	3,141,866	—	3,141,866
Liabilities	—	(4,779,693)	—	(4,779,693)
Futures Contracts
Assets	41,777,232	—	—	41,777,232
Liabilities	(13,933,426)	—	—	(13,933,426)
Reverse Repurchase Agreements
Assets	—	—	—	—
Liabilities	—	(1,867,331)	—	(1,867,331)
Total	$27,843,806	$(21,783,006)	$—	$6,060,800

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $67,616,308 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of January 1, 2018	$24,081,974	$2,080,250	$172,761	$30,576,590	$3,428,378	$—
Accrued Discounts (Premiums)	—	—	—	161,075	(40,488)	—
Realized Gain (Loss)	—	(54)	182,507	21,953	(329,482)	(5)
Change in Unrealized Appreciation (Depreciation)	—	(9,059,096)	1,264,361	(865,858)	558,328	(869,806)
Purchases	—	10,617,311	—	59,977,377	4,628,906	871,462
Sales	—	—	(1,619,629)	(18,773,324)	(4,973,873)	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(24,081,974)	—	—	—	(2,601,718)	—
Balance as of September 30, 2018	$—	$3,638,411	$—	$71,097,813	$670,051	$1,651
Change in unrealized appreciation/depreciation for period ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$—	$(9,059,096)	$1,264,361	$(865,858)	$558,328	$(869,806)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments if any on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of September 30, 2018 the Fund had the following unfunded loan commitment:

Energizer Holdings, Inc. Bridge Term Loan	$10,441,000
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3,436,562
Total	$13,877,562

(m)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the period ended September 30, 2018 (as described in note 2(f)), to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of September 30, 2018, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$8,289,647
Forward Foreign Currency Exchange Contracts	$—	$3,141,866	$—
Futures Contracts	$41,777,232	$—	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—	$2,327,778
Credit Default Swaps	$—	$—	$25,330,130
Forward Foreign Currency Exchange Contracts	$—	$4,779,693	$—
Futures Contracts	$13,933,426	$—	$—

4. FEDERAL TAX INFORMATION

As of September 30, 2018, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Bond Debenture
Tax cost	$13,714,350,439
Gross unrealized gain	452,676,022
Gross unrealized loss	(328,319,307)
Net unrealized security gain	$124,356,715

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, futures, swaps, forward currency contracts, and wash sales.

See Notes to Financial Statements.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018